GOODWILL AND INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

10.    GOODWILL AND INTANGIBLE ASSETS

For the year ended December 31, 2019, the carrying amount of goodwill increased by $21.5 million due to the acquisition of OSN (See Note 2 — Business Combination). There were no additions to goodwill for the nine months ended September 30, 2020. No impairment of goodwill was identified for the year ended December 31, 2019 and the nine months ended September 30, 2020.

Intangible assets subject to amortization consisted of the following as of September 30, 2020 (in thousands, except years):

	Gross		Net	Weighted Average
	Carrying	Accumulated	Carrying	Useful Life
	Amount	Amortization	Amount	(Years)
Developed technology	$2,921	$(2,921)	$—	2
Customer relationships	7,400	(2,295)	5,105	5
Trademarks	5,400	(1,396)	4,004	5
Non-competition agreements	100	(100)	—	2
Intangible assets – net	$15,821	$(6,712)	$9,109

We also have domain name intangible assets, which are not subject to amortization, with a carrying amount of $0.2 million as of both September 30, 2020 and December 31, 2019.

Amortization expense for intangible assets was $3.1 million and $1.9 million for the nine months ended September 30, 2020 and 2019, respectively. For the expected amortization of intangible assets for each of the fiscal years succeeding September 30, 2020, see Note 10 — Goodwill and Intangible Assets in the accompanying notes to the consolidated audited financial statements as of and for the year ended December 31, 2019

11.GOODWILL AND INTANGIBLE ASSETS

For the years ended December 31, 2019 and December 31, 2018, the carrying amount of goodwill increased by $21.5 million due to the acquisition of OSN and $9.4 million due to the acquisition of Open Listings, respectively (See Note 2 — Business Combination). No impairment of goodwill was identified for the years ended December 31, 2019 and 2018.

Intangible assets subject to amortization consisted of the follow as of December 31, 2019 and 2018, respectively(in thousands, except years):

As of December 31, 2019

	Gross		Net	Weighted Average
	Carrying	Accumulated	Carrying	Useful Life
	Amount	Amortization	Amount	(Years)
Developed technology	$2,921	$(1,879)	$1,042	2
Customer relationships	7,400	(990)	6,410	5
Trademarks	5,400	(631)	4,769	5
Non-competition agreements	100	(65)	35	2
Intangible assets – net	$15,821	$(3,565)	$12,256

As of December 31, 2018

	Gross		Net	Weighted Average
	Carrying	Accumulated	Carrying	Useful Life
	Amount	Amortization	Amount	(Years)
Developed technology	$2,900	$(423)	$2,477	2
Customer relationships	900	(131)	769	2
Trademarks	300	(44)	256	2
Non-competition agreements	100	(15)	85	2
Intangible assets – net	$4,200	$(613)	$3,587

We also have domain name intangible assets, which are not subject to amortization, with a carrying amount of $0.2 million as of both December 31, 2019 and 2018, respectively.

Amortization expense for intangible assets was $2.9 million, $0.6 million, and $0 for the years ended December 31, 2019, 2018 and 2017, respectively.

As of December 31, 2019, expected amortization of intangible assets for each of the five succeeding fiscal years and thereafter is as follows:

Fiscal Years	(In thousands)
2020	$3,730
2021	2,320
2022	2,320
2023	2,320
2024	1,566
Total	$12,256